Real Estate Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2017
Real Estate Acquisitions and Dispositions [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
REAL ESTATE ACQUISITIONS AND DISPOSITIONS

The following table reflects the Company's acquisition activity for the year ended December 31, 2017:

Community	Market	Units	Date Acquired
Charlotte at Midtown	Nashville, TN	279	March 16, 2017
Acklen West End	Nashville, TN	320	December 28, 2017

The following table reflects the Company's disposition activity for the year ended December 31, 2017:

Community	Market	Units/Acres	Date Sold
Lakewood Ranch - Outparcel	Tampa, FL	12 acres	April 7, 2017
Post Alexander - Outparcel	Atlanta, GA	1 acre	June 12, 2017
Paddock Club Lakeland	Lakeland, FL	464 units	July 13, 2017
Paddock Club Lakeland - Outparcel	Lakeland, FL	9 acres	July 13, 2017
Paddock Club Montgomery	Montgomery, AL	208 units	July 20, 2017
Northwood Place	Fort Worth, TX	270 units	July 20, 2017
Town Park Lot 12	Orlando, FL	1 acre	August 7, 2017
Terraces at Fieldstone	Atlanta, GA	316 units	November 30, 2017
Terraces at Towne Lake	Atlanta, GA	502 units	November 30, 2017